Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term investments
Balance as of beginning of the year		¥ 6,439
Investments made		54,259	¥ 10,821
Loss from equity method investments	$ (386)	(2,652)	(2,455)
Less: Impairment charges			(2,000)
Less: Foreign currency translation adjustments		(8)	73
Balance as of end of the year	$ 8,441	58,038	6,439
Cost Method
Long-term investments
Investments made		35,000	2,000
Less: Impairment charges			(2,000)
Balance as of end of the year		35,000
Equity Method
Long-term investments
Balance as of beginning of the year		6,439
Investments made		19,259	8,821
Loss from equity method investments		(2,652)	(2,455)
Less: Foreign currency translation adjustments		(8)	73
Balance as of end of the year		¥ 23,038	¥ 6,439